LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Lease liabilities, beginning balance	$ 63,520,215	$ 62,209,317
Additions	23,843,356	7,401,691
Lease payments	(2,715,536)	(4,977,183)
Modifications	(2,119,323)	(439,897)
Foreign currency translation adjustment		(673,713)
Foreign currency translation adjustment	688,386
Lease liabilities, ending balance	83,217,098	63,520,215
Current portion	5,734,152	5,210,183
Non-current portion	$ 77,482,946	$ 58,310,032